UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07239

Name of Registrant: Vanguard Horizon Funds

Address of Registrant:

P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:

Anne E. Robinson, Esquire

P.O. Box 876

Valley Forge, PA 19482

Date of fiscal year end: September 30

Date of reporting period: December 31, 2018

Item 1: Schedule of Investments

Vanguard Strategic Equity Fund

Schedule of Investments (unaudited)

As of December 31, 2018

		Shares	Market Value ($000)
Common Stocks (99.6%)[1]
Communication Services (3.6%)
^	Match Group Inc.	1,008,727	43,143
	World Wrestling Entertainment Inc. Class A	504,473	37,694
*	Liberty Media Corp-Liberty SiriusXM Class A	1,010,548	37,188
*	TripAdvisor Inc.	375,024	20,229
*	MSG Networks Inc.	744,379	17,538
*	Vonage Holdings Corp.	1,891,696	16,515
	New York Times Co. Class A	735,034	16,384
	News Corp. Class B	1,069,913	12,357
*	Yelp Inc. Class A	214,076	7,491
*	Madison Square Garden Co. Class A	20,846	5,580
*	Zayo Group Holdings Inc.	241,548	5,517
	Viacom Inc. Class B	115,902	2,979
*	IAC/InterActiveCorp	10,435	1,910
			224,525
Consumer Discretionary (13.2%)
*	Deckers Outdoor Corp.	415,027	53,103
	Best Buy Co. Inc.	993,617	52,622
	PulteGroup Inc.	1,999,993	51,980
^,*	RH	396,216	47,475
*	Lululemon Athletica Inc.	383,437	46,630
	Lear Corp.	349,461	42,935
	Bloomin’ Brands Inc.	2,322,175	41,544
	Abercrombie & Fitch Co.	1,866,864	37,431
	Ralph Lauren Corp. Class A	347,920	35,996
*	Chipotle Mexican Grill Inc. Class A	68,994	29,791
^	Brinker International Inc.	649,641	28,571
	Macy’s Inc.	871,506	25,953
*	Planet Fitness Inc. Class A	483,937	25,949
*	Chegg Inc.	897,255	25,500
*	NVR Inc.	10,257	24,996
	Tailored Brands Inc.	1,827,708	24,930
*	Burlington Stores Inc.	146,482	23,828
*	Weight Watchers International Inc.	583,916	22,510
	Kohl’s Corp.	321,272	21,313
	American Eagle Outfitters Inc.	1,072,616	20,734
*	Etsy Inc.	421,595	20,055
	H&R Block Inc.	761,312	19,314
*	Urban Outfitters Inc.	577,529	19,174
*	SeaWorld Entertainment Inc.	658,438	14,545
	Darden Restaurants Inc.	122,985	12,281
	Autoliv Inc.	173,565	12,189
*	Shake Shack Inc. Class A	262,373	11,917
*	Fossil Group Inc.	705,528	11,098
*	Taylor Morrison Home Corp. Class A	679,279	10,800
	KB Home	231,089	4,414
	Wingstop Inc.	51,754	3,322
*	Cooper-Standard Holdings Inc.	45,302	2,814

	Signet Jewelers Ltd.	82,544	2,622
			828,336
Consumer Staples (2.9%)
	Lamb Weston Holdings Inc.	662,968	48,768
*	Herbalife Nutrition Ltd.	667,054	39,323
	Medifast Inc.	123,186	15,401
	Nu Skin Enterprises Inc. Class A	235,975	14,472
	McCormick & Co. Inc.	98,283	13,685
*	Boston Beer Co. Inc. Class A	56,571	13,624
	National Beverage Corp.	175,711	12,611
*	US Foods Holding Corp.	251,573	7,960
	Cal-Maine Foods Inc.	135,543	5,733
*	BJ’s Wholesale Club Holdings Inc.	184,348	4,085
	Ingles Markets Inc. Class A	142,333	3,874
*	Post Holdings Inc.	41,262	3,678
			183,214
Energy (3.6%)
	HollyFrontier Corp.	901,536	46,086
*	Whiting Petroleum Corp.	1,279,580	29,034
	PBF Energy Inc. Class A	714,836	23,354
*	Renewable Energy Group Inc.	843,004	21,665
*	Denbury Resources Inc.	11,483,497	19,637
	Marathon Oil Corp.	1,196,610	17,159
*	California Resources Corp.	979,406	16,689
	Peabody Energy Corp.	378,897	11,549
	SM Energy Co.	611,950	9,473
	Murphy Oil Corp.	370,766	8,672
*	ProPetro Holding Corp.	645,376	7,951
*	Carrizo Oil & Gas Inc.	630,220	7,115
	Delek US Holdings Inc.	133,496	4,340
	Plains GP Holdings LP Class A	202,433	4,069
*	Unit Corp.	136,813	1,954
			228,747
Financials (14.6%)
	Zions Bancorp NA	1,217,451	49,599
	Primerica Inc.	491,692	48,043
	Fifth Third Bancorp	1,974,235	46,454
	Regions Financial Corp.	3,465,863	46,373
	LPL Financial Holdings Inc.	714,952	43,669
	Comerica Inc.	611,082	41,975
	Torchmark Corp.	546,478	40,729
	E*TRADE Financial Corp.	906,275	39,767
	Ally Financial Inc.	1,721,318	39,005
	Assured Guaranty Ltd.	991,919	37,971
	MSCI Inc. Class A	220,153	32,457
	Walker & Dunlop Inc.	638,545	27,617
*	MGIC Investment Corp.	2,485,643	26,000
	Santander Consumer USA Holdings Inc.	1,342,020	23,606
	Universal Insurance Holdings Inc.	574,884	21,800
	Lincoln National Corp.	399,829	20,515
*	Green Dot Corp. Class A	257,831	20,503
*	World Acceptance Corp.	194,872	19,928
	Washington Federal Inc.	620,710	16,579
	TCF Financial Corp.	842,114	16,413
	Reinsurance Group of America Inc. Class A	116,444	16,329
*	Essent Group Ltd.	460,404	15,737

	First American Financial Corp.	333,127	14,871
	Commerce Bancshares Inc.	263,607	14,859
	Webster Financial Corp.	283,978	13,997
	Fidelity National Financial Inc.	442,006	13,897
	Synovus Financial Corp.	395,334	12,647
	Umpqua Holdings Corp.	776,072	12,340
*	NMI Holdings Inc. Class A	655,309	11,697
	Cadence BanCorp Class A	657,546	11,034
	Cullen/Frost Bankers Inc.	116,594	10,253
*	Credit Acceptance Corp.	25,679	9,803
*	SVB Financial Group	49,813	9,460
	Wintrust Financial Corp.	121,881	8,104
	Virtu Financial Inc. Class A	294,234	7,579
*	Axos Financial Inc.	276,593	6,965
	Federal Agricultural Mortgage Corp.	110,024	6,650
	BankUnited Inc.	214,557	6,424
	FirstCash Inc.	88,473	6,401
	Cincinnati Financial Corp.	81,889	6,340
	Voya Financial Inc.	156,171	6,269
	Unum Group	195,400	5,741
	Hancock Whitney Corp.	165,207	5,724
	Everest Re Group Ltd.	25,561	5,566
	Nelnet Inc. Class A	96,092	5,029
	American Equity Investment Life Holding Co.	163,940	4,580
*	Texas Capital Bancshares Inc.	75,751	3,870
*	Athene Holding Ltd. Class A	77,217	3,076
	Jefferies Financial Group Inc.	165,888	2,880
	Evercore Inc. Class A	23,024	1,648
			918,773
Health Care (11.4%)
	Chemed Corp.	184,636	52,304
*	Charles River Laboratories International Inc.	452,750	51,242
*	DexCom Inc.	367,160	43,986
*	PRA Health Sciences Inc.	400,454	36,826
*	Molina Healthcare Inc.	316,233	36,753
*	Array BioPharma Inc.	2,389,731	34,054
	Agilent Technologies Inc.	485,352	32,742
*	Haemonetics Corp.	326,814	32,698
*	Mettler-Toledo International Inc.	57,319	32,418
*	ABIOMED Inc.	94,732	30,792
*	Veeva Systems Inc. Class A	339,956	30,365
*	IQVIA Holdings Inc.	238,529	27,710
*	Varian Medical Systems Inc.	209,860	23,779
*	Align Technology Inc.	107,209	22,453
*	Myriad Genetics Inc.	753,086	21,892
*	Tenet Healthcare Corp.	1,253,700	21,488
*	Amedisys Inc.	181,200	21,220
*	Tivity Health Inc.	812,381	20,155
*	Loxo Oncology Inc.	142,980	20,027
*	Nektar Therapeutics Class A	437,528	14,381
	Encompass Health Corp.	209,378	12,919
	Bruker Corp.	417,892	12,441
*	Endo International plc	1,598,335	11,668
*	Enanta Pharmaceuticals Inc.	151,045	10,698
*	Tandem Diabetes Care Inc.	246,575	9,362
*	Madrigal Pharmaceuticals Inc.	81,387	9,174
*	Arena Pharmaceuticals Inc.	215,091	8,378

*	Inogen Inc.	66,129	8,211
*	IDEXX Laboratories Inc.	41,612	7,741
*	Halozyme Therapeutics Inc.	460,497	6,737
*	ImmunoGen Inc.	1,310,906	6,292
*	PTC Therapeutics Inc.	158,421	5,437
*	Ionis Pharmaceuticals Inc.	66,292	3,584
			719,927
Industrials (14.9%)
	WW Grainger Inc.	192,431	54,335
	Allison Transmission Holdings Inc.	1,220,535	53,594
	Spirit AeroSystems Holdings Inc. Class A	739,257	53,293
*	Copart Inc.	964,756	46,096
	GATX Corp.	612,952	43,403
*	HD Supply Holdings Inc.	1,136,126	42,627
	Expeditors International of Washington Inc.	614,628	41,850
	Robert Half International Inc.	705,282	40,342
	SkyWest Inc.	870,956	38,731
	Greenbrier Cos. Inc.	956,836	37,833
	Huntington Ingalls Industries Inc.	196,807	37,454
*	Meritor Inc.	2,200,288	37,207
	Insperity Inc.	392,574	36,651
	Harris Corp.	265,463	35,745
*	TriNet Group Inc.	803,751	33,717
	Terex Corp.	976,147	26,912
*	Harsco Corp.	1,060,138	21,054
*	Axon Enterprise Inc.	481,180	21,052
*	Aerovironment Inc.	278,939	18,954
	Graco Inc.	452,301	18,929
	Wabash National Corp.	1,255,600	16,423
	Pentair plc	423,358	15,995
*	XPO Logistics Inc.	260,948	14,885
*	Avis Budget Group Inc.	591,683	13,301
*	Continental Building Products Inc.	488,111	12,422
	Quad/Graphics Inc.	945,039	11,643
*	Cimpress NV	108,635	11,235
	Dover Corp.	152,616	10,828
	Old Dominion Freight Line Inc.	79,409	9,806
	Herman Miller Inc.	305,626	9,245
	Rush Enterprises Inc. Class A	241,532	8,328
	HEICO Corp.	104,217	8,075
	KAR Auction Services Inc.	137,593	6,566
	Korn/Ferry International	164,613	6,509
	Textron Inc.	127,366	5,858
	ICF International Inc.	83,902	5,435
	Global Brass & Copper Holdings Inc.	212,209	5,337
	Ennis Inc.	262,536	5,054
	Lennox International Inc.	23,066	5,048
*	FTI Consulting Inc.	69,150	4,608
*	TrueBlue Inc.	201,377	4,481
	Oshkosh Corp.	62,812	3,851
	ACCO Brands Corp.	439,963	2,983
*	Verisk Analytics Inc. Class A	24,804	2,705
			940,400
Information Technology (16.1%)
*	Cadence Design Systems Inc.	1,402,258	60,970
	CDW Corp.	737,207	59,751

	Booz Allen Hamilton Holding Corp. Class A	1,157,416	52,165
*	Advanced Micro Devices Inc.	2,594,511	47,895
	NetApp Inc.	781,031	46,604
*	Fortinet Inc.	639,149	45,015
*	Square Inc.	783,190	43,929
	Seagate Technology plc	1,078,304	41,612
*	CACI International Inc. Class A	283,858	40,884
*	Zebra Technologies Corp.	247,698	39,441
*	Aspen Technology Inc.	447,761	36,797
*	Mellanox Technologies Ltd.	382,294	35,316
	Science Applications International Corp.	541,398	34,487
*	Cree Inc.	800,529	34,243
*	New Relic Inc.	420,247	34,027
	Broadridge Financial Solutions Inc.	350,970	33,781
	Citrix Systems Inc.	265,905	27,245
*	Five9 Inc.	608,260	26,593
	Xilinx Inc.	239,299	20,381
*	Box Inc.	1,203,228	20,310
*	TTM Technologies Inc.	2,077,260	20,212
*	F5 Networks Inc.	123,138	19,952
	MAXIMUS Inc.	251,723	16,385
	Avnet Inc.	447,361	16,150
*	RingCentral Inc. Class A	187,985	15,497
^,*	SolarEdge Technologies Inc.	387,940	13,617
	Jabil Inc.	535,429	13,273
^,*	SMART Global Holdings Inc.	427,516	12,697
	SYNNEX Corp.	150,700	12,183
*	Synaptics Inc.	303,497	11,293
	ManTech International Corp. Class A	207,786	10,866
*	Unisys Corp.	800,867	9,314
*	Amkor Technology Inc.	1,206,025	7,912
	Sabre Corp.	346,843	7,506
*	Keysight Technologies Inc.	118,710	7,369
*	ePlus Inc.	85,860	6,111
*	Twilio Inc. Class A	60,970	5,445
	CSG Systems International Inc.	152,801	4,854
	Kulicke & Soffa Industries Inc.	232,721	4,717
*	ON Semiconductor Corp.	252,332	4,166
	Maxim Integrated Products Inc.	78,069	3,970
*	Anixter International Inc.	63,509	3,449
*	Pure Storage Inc. Class A	171,852	2,763
			1,011,147
Materials (5.5%)
	CF Industries Holdings Inc.	1,238,222	53,875
	Louisiana-Pacific Corp.	1,844,500	40,985
	Huntsman Corp.	1,889,111	36,441
	Westlake Chemical Corp.	394,477	26,103
	Avery Dennison Corp.	272,187	24,451
	Chemours Co.	856,250	24,163
^,*	Cleveland-Cliffs Inc.	2,980,219	22,918
	Freeport-McMoRan Inc.	2,206,707	22,751
	Mosaic Co.	728,457	21,278
	Warrior Met Coal Inc.	862,602	20,797
	Greif Inc. Class A	364,199	13,515
	Ashland Global Holdings Inc.	146,259	10,378
	Eastman Chemical Co.	103,621	7,576
	Steel Dynamics Inc.	212,069	6,371

*	Berry Global Group Inc.	131,796	6,264
	Trinseo SA	127,194	5,823
	Ball Corp.	102,436	4,710
			348,399
Real Estate (8.9%)
	Extra Space Storage Inc.	551,861	49,932
	Hospitality Properties Trust	2,004,594	47,870
	Host Hotels & Resorts Inc.	2,669,285	44,497
	Park Hotels & Resorts Inc.	1,478,527	38,412
	Spirit Realty Capital Inc.	1,026,184	36,173
	Ryman Hospitality Properties Inc.	541,957	36,143
	Gaming and Leisure Properties Inc.	1,044,368	33,744
	Life Storage Inc.	325,443	30,263
	Jones Lang LaSalle Inc.	223,766	28,329
	Omega Healthcare Investors Inc.	703,986	24,745
	CubeSmart	810,080	23,241
	Xenia Hotels & Resorts Inc.	1,291,562	22,215
	Lexington Realty Trust	2,043,281	16,775
*	SBA Communications Corp. Class A	89,484	14,487
	Uniti Group Inc.	775,292	12,071
	Lamar Advertising Co. Class A	171,548	11,868
	National Health Investors Inc.	144,780	10,937
	HCP Inc.	345,608	9,653
	Senior Housing Properties Trust	778,531	9,124
	MGM Growth Properties LLC Class A	319,911	8,449
	National Retail Properties Inc.	173,971	8,439
	Medical Properties Trust Inc.	453,824	7,297
	NorthStar Realty Europe Corp.	482,235	7,012
	VEREIT Inc.	846,327	6,051
	Ashford Hospitality Trust Inc.	1,462,376	5,850
	Washington Prime Group Inc.	1,102,679	5,359
	Sabra Health Care REIT Inc.	276,147	4,551
	Universal Health Realty Income Trust	63,457	3,894
^,*	Forestar Group Inc.	82,811	1,147
			558,528
Utilities (4.9%)
	FirstEnergy Corp.	1,885,522	70,801
	Entergy Corp.	794,042	68,343
	NRG Energy Inc.	1,647,975	65,260
	AES Corp.	3,220,875	46,574
*	Vistra Energy Corp.	899,089	20,580
	MDU Resources Group Inc.	475,404	11,334
	OGE Energy Corp.	277,920	10,892
	Ameren Corp.	114,523	7,470
	UGI Corp.	81,088	4,326
	National Fuel Gas Co.	57,651	2,951
			308,531
Total Common Stocks (Cost $6,199,491)			6,270,527

	Coupon		Shares	Market Value ($000)
Temporary Cash Investments (1.1%)[1]
Money Market Fund (1.1%)
[2,3] Vanguard Market Liquidity Fund	2.530%		670,183	67,018

U.S. Government and Agency Obligations (0.0%)
[4] United States Treasury Bill	2.194%	1/24/19	1,000	998
[4] United States Treasury Bill	2.280%	2/7/19	500	499
[4] United States Treasury Bill	2.313%—2.314%	2/28/19	600	598
				2,095
Total Temporary Cash Investments (Cost $69,107)				69,113
Total Investments (100.7%) (Cost $6,268,598)				6,339,640
Other Assets and Liabilities-Net (-0.7%)[3]				(41,986)
Net Assets (100%)				6,297,654

^      Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $46,716,000.

*      Non-income-producing security.

1     The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 0.6%, respectively, of net assets.

2     Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3     Includes $47,750,000 of collateral received for securities on loan.

4     Securities with a value of $1,995,000 have been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation	)
Long Futures Contracts
E-mini Russell 2000 Index	March 2019	343	23,135	239
E-mini S&P Mid-Cap 400 Index	March 2019	54	8,976	(398)
				(159)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of December 31, 2018, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	6,270,527	—	—
Temporary Cash Investments	67,018	2,095	—
Futures Contracts—Assets[1]	455	—	—
Total	6,338,000	2,095	—

1 Represents variation margin on the last day of the reporting period.

Vanguard Capital Opportunity Fund

Schedule of Investments (unaudited)

As of December 31, 2018

		Shares	Market Value ($000)
Common Stocks (97.8%)
Communication Services (3.9%)
*	Alphabet Inc. Class C	249,598	258,486
*	Alphabet Inc. Class A	242,520	253,424
*	Electronic Arts Inc.	450,000	35,509
	Tribune Media Co. Class A	365,000	16,564
*	Facebook Inc. Class A	119,600	15,678
*	Netflix Inc.	18,350	4,912
	CBS Corp. Class B	52,880	2,312
^	Lions Gate Entertainment Corp. Class A	119,600	1,926
	Lions Gate Entertainment Corp. Class B	110,200	1,640
	Entercom Communications Corp. Class A	274,659	1,568
*	T-Mobile US Inc.	24,200	1,539
*	Sprint Corp.	215,800	1,256
			594,814
Consumer Discretionary (10.2%)
*	Alibaba Group Holding Ltd. ADR	2,115,300	289,944
*	CarMax Inc.	2,777,397	174,226
	Carnival Corp.	3,515,700	173,324
*,^	Tesla Inc.	464,366	154,541
	Royal Caribbean Cruises Ltd.	1,524,700	149,100
	TJX Cos. Inc.	3,150,000	140,931
*	Amazon.com Inc.	76,220	114,480
	Sony Corp. ADR	1,714,000	82,752
*	Norwegian Cruise Line Holdings Ltd.	1,290,200	54,692
*	Altaba Inc.	491,800	28,495
*	eBay Inc.	864,300	24,261
	Ross Stores Inc.	254,200	21,149
	Las Vegas Sands Corp.	353,400	18,394
	Gildan Activewear Inc. Class A	600,000	18,216
*	Shutterfly Inc.	446,000	17,956
*	Michael Kors Holdings Ltd.	465,600	17,656
*	Ulta Beauty Inc.	68,700	16,820
	L Brands Inc.	575,000	14,760
	Marriott International Inc. Class A	131,300	14,254
	Whirlpool Corp.	53,100	5,675
	Hilton Worldwide Holdings Inc.	76,333	5,481
	Restaurant Brands International Inc.	88,500	4,629
	Newell Brands Inc.	208,500	3,876
	Lowe’s Cos. Inc.	41,000	3,787
*	Ascena Retail Group Inc.	670,000	1,682
	Signet Jewelers Ltd.	41,036	1,304
	Tiffany & Co.	8,300	668
*	Burlington Stores Inc.	2,600	423
*	AutoZone Inc.	220	184
*	Five Below Inc.	1,600	164
			1,553,824
Energy (1.0%)
*,^	Transocean Ltd.	6,979,996	48,441
	Hess Corp.	1,194,374	48,372

	Cabot Oil & Gas Corp.	1,260,550	28,173
	Pioneer Natural Resources Co.	152,550	20,064
*	Southwestern Energy Co.	3,500,000	11,935
	TechnipFMC plc	14,700	288
	EOG Resources Inc.	2,400	209
			157,482
Financials (6.8%)
	E*TRADE Financial Corp.	3,974,829	174,415
	Wells Fargo & Co.	3,211,000	147,963
	Northern Trust Corp.	1,673,151	139,859
	Charles Schwab Corp.	3,366,700	139,819
	Bank of America Corp.	5,304,717	130,708
	Discover Financial Services	1,461,988	86,228
	JPMorgan Chase & Co.	827,836	80,813
	CME Group Inc.	169,954	31,972
	Raymond James Financial Inc.	427,700	31,825
	Progressive Corp.	339,000	20,452
	Citigroup Inc.	380,000	19,783
	Cboe Global Markets Inc.	156,900	15,349
	Travelers Cos. Inc.	36,174	4,332
			1,023,518
Health Care (31.5%)
	Eli Lilly & Co.	6,583,400	761,831
*	Biogen Inc.	2,262,475	680,824
	Amgen Inc.	2,897,474	564,051
*	BioMarin Pharmaceutical Inc.	5,097,160	434,023
	Roche Holding AG	1,070,900	265,861
	Novartis AG ADR	3,047,100	261,472
*	QIAGEN NV	7,147,500	246,231
*	Boston Scientific Corp.	6,109,776	215,920
*	Alkermes plc	6,812,863	201,048
	Bristol-Myers Squibb Co.	3,347,300	173,993
*	Seattle Genetics Inc.	2,452,500	138,959
*	Illumina Inc.	453,300	135,958
	Thermo Fisher Scientific Inc.	579,964	129,790
	Abbott Laboratories	1,219,200	88,185
*	Edwards Lifesciences Corp.	535,000	81,946
	Medtronic plc	867,000	78,862
	AstraZeneca plc ADR	2,030,000	77,099
	PerkinElmer Inc.	922,500	72,462
*	Charles River Laboratories International Inc.	363,000	41,084
*	BeiGene Ltd.	2,366,000	25,278
*	Waters Corp.	128,000	24,147
	Zimmer Biomet Holdings Inc.	198,800	20,620
*	BeiGene Ltd. ADR	110,000	15,429
	Agilent Technologies Inc.	216,000	14,571
*	Elanco Animal Health Inc.	278,000	8,765
*,1	Siemens Healthineers AG	136,900	5,721
*	ImmunoGen Inc.	863,800	4,146
*	Cerner Corp.	9,400	493
			4,768,769
Industrials (17.1%)
	Southwest Airlines Co.	10,046,550	466,964
*	United Continental Holdings Inc.	5,488,175	459,525
	FedEx Corp.	2,106,274	339,805
	American Airlines Group Inc.	7,253,125	232,898

	Airbus SE	2,246,000	214,133
	Delta Air Lines Inc.	4,158,275	207,498
	Jacobs Engineering Group Inc.	2,181,519	127,532
*	AECOM	4,404,630	116,723
*	JetBlue Airways Corp.	6,942,425	111,495
	Caterpillar Inc.	530,100	67,360
	Rockwell Automation Inc.	342,600	51,554
	Ritchie Bros Auctioneers Inc.	1,222,282	39,993
	Curtiss-Wright Corp.	335,000	34,210
	Textron Inc.	646,000	29,710
	IDEX Corp.	226,400	28,585
*	Ryanair Holdings plc ADR	263,900	18,827
	Old Dominion Freight Line Inc.	115,500	14,263
	Boeing Co.	32,000	10,320
	Spirit AeroSystems Holdings Inc. Class A	139,600	10,064
*	TransDigm Group Inc.	25,350	8,620
			2,590,079
Information Technology (27.3%)
*	Adobe Inc.	1,751,500	396,259
	NetApp Inc.	6,367,800	379,967
	Microsoft Corp.	3,538,925	359,449
	Texas Instruments Inc.	3,451,250	326,143
*	Splunk Inc.	2,603,850	273,014
*	Micron Technology Inc.	6,715,650	213,088
	Corning Inc.	6,303,000	190,414
*	Trimble Inc.	5,070,200	166,860
	QUALCOMM Inc.	2,878,700	163,827
*	Cree Inc.	3,503,100	149,845
*	Flex Ltd.	19,106,002	145,397
^	Universal Display Corp.	1,389,516	130,017
*,2	Descartes Systems Group Inc.	4,258,300	112,675
	KLA-Tencor Corp.	1,254,700	112,283
	ASML Holding NV	706,800	109,992
	Visa Inc. Class A	775,000	102,253
	NVIDIA Corp.	765,347	102,174
	VMware Inc. Class A	491,600	67,413
*	BlackBerry Ltd.	8,826,500	62,756
	HP Inc.	2,681,800	54,870
	Entegris Inc.	1,781,000	49,681
	Hewlett Packard Enterprise Co.	3,329,865	43,987
	Intuit Inc.	220,000	43,307
*	PayPal Holdings Inc.	507,000	42,634
	Telefonaktiebolaget LM Ericsson ADR	4,437,500	39,361
*	FormFactor Inc.	2,577,800	36,321
*	Keysight Technologies Inc.	487,965	30,293
	Jabil Inc.	1,210,000	29,996
	Analog Devices Inc.	348,200	29,886
*	Nuance Communications Inc.	2,254,000	29,820
	Plantronics Inc.	741,600	24,547
	Teradyne Inc.	705,000	22,123
*	salesforce.com Inc.	132,300	18,121
	Apple Inc.	100,100	15,790
	Intel Corp.	290,000	13,610
	DXC Technology Co.	176,000	9,358
	Micro Focus International plc ADR	438,010	7,538
*	Autodesk Inc.	55,000	7,073
	Western Digital Corp.	191,000	7,061

*	Dell Technologies Inc.	138,842	6,785
Oracle Corp.	62,500	2,822
*	Rambus Inc.	300,000	2,301
Perspecta Inc.	99,150	1,707
Applied Materials Inc.	10,700	350
*	Arista Networks Inc.	1,100	232
4,133,400
Materials (0.0%)
Albemarle Corp.	400	31

Real Estate (0.0%)
Equinix Inc.	1,200	423

Total Common Stocks (Cost $7,626,228)	14,822,340
Coupon
Temporary Cash Investment (2.9%)
Money Market Fund (2.9%)
[3,4]	Vanguard Market Liquidity Fund (Cost $441,542)	2.530%	4,415,799	441,580

Total Investments (100.7%) (Cost $8,067,770)	15,263,920
Other Assets and Liabilities-Net (-0.7%)[4]	(99,993)
Net Assets (100%)	15,163,927

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $151,129,000.
1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, the value of this security represented 0.0% of net assets.

2	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $155,155,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation

Capital Opportunity Fund

(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of December 31, 2018, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	14,311,347	510,993	—
Temporary Cash Investments	441,580	—	—
Total	14,752,927	510,993	—

D. Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
	Sept. 30, 2018 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Net Realized Gain (Loss) ($000)	Change in Unrealized App.(Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2018 Market Value ($000)
Descartes Systems Group Inc.	144,356	—	—	—	(31,681)	—	—	112,675
Vanguard Market Liquidity Fund	706,830	NA1	NA1	(8)	24	2,472	—	441,580
Total	851,186			(8)	(31,657)	2,472	—	554,255

1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Global Equity Fund

Schedule of Investments (unaudited)

As of December 31, 2018

	Shares	Market Value ($000)
Common Stocks (95.7%)[1]
Australia (1.1%)
Orica Ltd.	1,244,578	15,127
Cleanaway Waste Management Ltd.	3,582,129	4,201
Brambles Ltd.	485,817	3,476
Coca-Cola Amatil Ltd.	522,168	3,012
Newcrest Mining Ltd.	194,890	2,995
Alumina Ltd.	1,722,405	2,790
QBE Insurance Group Ltd.	387,429	2,759
ALS Ltd.	541,778	2,589
BlueScope Steel Ltd.	315,005	2,430
BHP Group Ltd.	83,993	2,030
GUD Holdings Ltd.	238,964	1,893
carsales.com Ltd.	221,496	1,717
DuluxGroup Ltd.	355,898	1,645
Caltex Australia Ltd.	59,715	1,071
Metcash Ltd.	614,815	1,062
IPH Ltd.	231,320	882
GWA Group Ltd.	430,245	843
Asaleo Care Ltd.	1,114,095	718
Nine Entertainment Co. Holdings Ltd.	678,484	660
Amcor Ltd.	68,126	636
Domain Holdings Australia Ltd.	394,100	619
Sigma Healthcare Ltd.	772,860	311
		53,466
Austria (0.1%)
Wienerberger AG	73,231	1,511
Oesterreichische Post AG	22,718	781
ANDRITZ AG	14,215	653
		2,945
Belgium (0.0%)
Anheuser-Busch InBev SA	31,199	2,055

Brazil (1.8%)
Banco Bradesco SA Preference Shares	4,651,967	46,309
B3 SA - Brasil Bolsa Balcao	1,908,500	13,187
Natura Cosmeticos SA	502,626	5,833
Alpargatas SA Preference Shares	1,171,082	5,138
TOTVS SA	587,400	4,115
Porto Seguro SA	305,158	4,108
Itausa - Investimentos Itau SA Preference Shares	894,023	2,786
MRV Engenharia e Participacoes SA	825,600	2,627
Embraer SA	177,118	990
* LPS Brasil Consultoria de Imoveis SA	507,500	827
* LOG Commercial Properties e Participacoes SA	59,567	277
QGEP Participacoes SA	74,156	178
FII BTG Pactual Corporate Office Fund	2,615	70
		86,445
Canada (2.9%)
Fairfax Financial Holdings Ltd. (Toronto Shares)	76,404	33,634

	Barrick Gold Corp.	1,903,895	25,779
*	Shopify Inc. Class A	93,223	12,907
	Fairfax Financial Holdings Ltd.	27,770	12,221
	Brookfield Asset Management Inc. Class A	289,648	11,101
	Ritchie Bros Auctioneers Inc. (New York Shares)	328,307	10,742
	Canadian Natural Resources Ltd.	429,976	10,375
	Loblaw Cos. Ltd.	219,702	9,834
^	Gildan Activewear Inc.	208,846	6,339
	Ritchie Bros Auctioneers Inc.	176,031	5,759
^	PrairieSky Royalty Ltd.	174,325	2,256
			140,947
Chile (0.2%)
	Quinenco SA	1,302,463	3,388
	Cia Cervecerias Unidas SA	227,136	2,924
*	Cia Sud Americana de Vapores SA	54,160,523	1,542
	Enaex SA	84,593	1,058
			8,912
China (4.0%)
*	Alibaba Group Holding Ltd. ADR	334,978	45,916
	Ping An Insurance Group Co. of China Ltd.	4,136,500	36,492
*	Baidu Inc. ADR	170,019	26,965
*	58.com Inc. ADR	274,437	14,877
	Autohome Inc. ADR	188,444	14,742
*	Ctrip.com International Ltd. ADR	459,484	12,434
	NetEase Inc. ADR	40,402	9,510
*	Meituan Dianping Class B	1,521,100	8,525
	Tsingtao Brewery Co. Ltd.	1,404,000	5,667
	Want Want China Holdings Ltd.	5,987,557	4,189
	China Mengniu Dairy Co. Ltd.	964,000	3,000
*	Li Ning Co. Ltd.	2,732,333	2,935
	Yum China Holdings Inc.	85,633	2,871
	Hengan International Group Co. Ltd.	320,915	2,330
	Tingyi Cayman Islands Holding Corp.	1,711,608	2,292
	Ajisen China Holdings Ltd.	2,128,000	594
	Goodbaby International Holdings Ltd.	1,348,000	423
			193,762
Colombia (0.1%)
	Bancolombia SA ADR	78,252	2,982
	Grupo Aval Acciones y Valores Preference Shares	2,549,588	784
			3,766
Czech Republic (0.0%)
	Komercni banka as	48,412	1,828

Denmark (1.0%)
	AP Moller - Maersk A/S Class B	11,740	14,768
*	Genmab A/S	65,872	10,831
	Coloplast A/S Class B	59,430	5,528
	Vestas Wind Systems A/S	69,668	5,274
	GN Store Nord A/S	103,418	3,875
	Novo Nordisk A/S Class B	82,321	3,781
*	William Demant Holding A/S	96,435	2,745
	Carlsberg A/S Class B	15,932	1,695
	Danske Bank A/S	20,582	408
			48,905

Finland (0.2%)
Sampo Oyj Class A	104,438	4,629
Tikkurila Oyj	273,780	3,768
Amer Sports Oyj	26,306	1,156
Wartsila OYJ Abp	58,034	926
Nokian Renkaat Oyj	19,424	597
		11,076
France (2.2%)
Pernod Ricard SA	242,699	39,832
Bureau Veritas SA	930,674	18,965
Legrand SA	282,979	15,998
Schneider Electric SE	177,365	12,031
Airbus SE	27,391	2,611
Edenred	68,185	2,511
BNP Paribas SA	47,328	2,137
Eurofins Scientific SE	5,212	1,947
Thales SA	13,765	1,609
Getlink SE	103,424	1,390
AXA SA	60,846	1,313
Alten SA	14,083	1,174
Teleperformance	6,809	1,089
EssilorLuxottica SA	8,513	1,079
TOTAL SA	20,096	1,060
ArcelorMittal	50,536	1,046
L’Occitane International SA	524,380	954
JCDecaux SA	31,132	875
Neopost SA	18,849	515
Elis SA	27,041	451
Vicat SA	8,102	385
Imerys SA	4,978	239
Elis SA (London Shares)	14,337	238
		109,449
Germany (2.5%)
SAP SE	406,111	40,306
Deutsche Boerse AG	157,181	18,792
Henkel AG & Co. KGaA Preference Shares	151,863	16,588
Infineon Technologies AG	550,181	11,016
Henkel AG & Co. KGaA	75,856	7,466
Fresenius Medical Care AG & Co. KGaA	54,076	3,505
adidas AG	14,164	2,960
BASF SE	36,522	2,544
Volkswagen AG Preference Shares	14,286	2,278
Deutsche Telekom AG	133,232	2,264
Bayerische Motoren Werke AG	27,228	2,208
Brenntag AG	46,948	2,049
Axel Springer SE	30,524	1,729
Stabilus SA	26,989	1,697
Symrise AG	16,962	1,257
TUI AG	77,778	1,098
CTS Eventim AG & Co. KGaA	24,064	899
Hannover Rueck SE	5,347	721
Gerresheimer AG	6,895	453
GEA Group AG	13,809	356
* zooplus AG	1,572	215
AT&S Austria Technologie & Systemtechnik AG	1,613	29
		120,430

Greece (0.2%)
	Grivalia Properties REIC AE	614,559	5,880
	JUMBO SA	105,893	1,539
	Fourlis Holdings SA	235,854	1,108
*	Alpha Bank AE	408,982	514
			9,041
Hong Kong (2.2%)
	AIA Group Ltd.	6,278,600	52,155
	Jardine Matheson Holdings Ltd.	344,800	24,008
	Sands China Ltd.	2,177,600	9,496
	CK Hutchison Holdings Ltd.	655,800	6,294
	HSBC Holdings plc	692,800	5,717
	Stella International Holdings Ltd.	1,940,173	2,290
*	Esprit Holdings Ltd.	7,133,214	1,425
	Hongkong & Shanghai Hotels Ltd.	959,700	1,360
	Television Broadcasts Ltd.	549,100	1,040
	First Pacific Co. Ltd.	2,093,250	811
	Dairy Farm International Holdings Ltd.	88,100	798
	SmarTone Telecommunications Holdings Ltd.	297,194	329
	New World Development Co. Ltd.	108,000	143
	Texwinca Holdings Ltd.	194,823	64
			105,930
India (1.9%)
	Housing Development Finance Corp. Ltd.	1,273,996	35,894
	ICICI Bank Ltd.	6,618,394	34,152
	ICICI Bank Ltd. ADR	1,198,239	12,330
*	Axis Bank Ltd.	602,731	5,344
	Bharti Airtel Ltd.	464,037	2,074
*	Vodafone Idea Ltd.	3,512,614	1,897
	Shriram Transport Finance Co. Ltd.	89,113	1,582
	Genpact Ltd.	37,418	1,010
	Sandur Manganese & Iron Ores Ltd.	2,243	33
			94,316
Indonesia (0.0%)
	Media Nusantara Citra Tbk PT	20,542,050	987
	Harum Energy Tbk PT	2,123,300	207
			1,194
Ireland (1.6%)
	CRH plc	1,198,682	31,732
*	Ryanair Holdings plc ADR	309,195	22,058
	Bank of Ireland Group plc	3,312,304	18,422
	Paddy Power Betfair plc (London Shares)	25,258	2,063
	Irish Continental Group plc	184,332	897
	Paddy Power Betfair plc	7,403	608
*,§	Irish Bank Resolution Corp. Ltd.	122,273	—
			75,780
Italy (0.7%)
*	Fiat Chrysler Automobiles NV	1,460,783	21,062
	CNH Industrial NV	346,261	3,129
	Luxottica Group SPA ADR	37,918	2,240
*	Saipem SPA	546,383	2,047
	UniCredit SPA	164,546	1,864
	Piaggio & C SPA	504,092	1,058
	Davide Campari-Milano SPA	121,725	1,031
	Intesa Sanpaolo SPA (Registered)	249,309	555

	Luxottica Group SPA	6,650	394
			33,380
Japan (7.9%)
	MS&AD Insurance Group Holdings Inc.	1,483,100	42,158
	Sumitomo Mitsui Trust Holdings Inc.	699,600	25,477
	Olympus Corp.	666,500	20,385
	Advantest Corp.	978,600	20,023
	CyberAgent Inc.	497,000	19,213
	SMC Corp.	63,200	19,028
	Secom Co. Ltd.	200,000	16,590
	Toyota Motor Corp.	284,900	16,492
	Tokio Marine Holdings Inc.	305,600	14,519
	Bridgestone Corp.	368,400	14,134
	Rohm Co. Ltd.	202,500	12,925
	KDDI Corp.	489,800	11,704
	Kyocera Corp.	209,400	10,467
	Sompo Holdings Inc.	300,400	10,205
	Kansai Paint Co. Ltd.	475,600	9,135
	Persol Holdings Co. Ltd.	608,700	9,029
	Kao Corp.	108,500	8,031
*,^	LINE Corp.	218,900	7,476
	Sohgo Security Services Co. Ltd.	114,500	5,350
	Nippon Telegraph & Telephone Corp.	117,800	4,806
	USS Co. Ltd.	257,400	4,319
	Sumitomo Mitsui Financial Group Inc.	112,000	3,692
	Seven & i Holdings Co. Ltd.	84,900	3,689
	Hitachi Ltd.	131,000	3,473
	West Japan Railway Co.	46,500	3,285
	East Japan Railway Co.	33,800	2,985
	Japan Post Holdings Co. Ltd.	250,700	2,895
	Dai-ichi Life Holdings Inc.	174,200	2,705
	Resona Holdings Inc.	524,300	2,515
	Bandai Namco Holdings Inc.	48,850	2,193
	Kirin Holdings Co. Ltd.	104,700	2,183
	Mitsubishi Estate Co. Ltd.	130,000	2,045
	NTT Data Corp.	167,300	1,829
	Mitsubishi Corp.	59,300	1,626
	Fuji Media Holdings Inc.	107,900	1,488
	Nissan Chemical Corp.	26,600	1,388
	Obayashi Corp.	152,300	1,379
	Alfresa Holdings Corp.	53,400	1,361
	Mizuho Financial Group Inc.	791,400	1,224
	Daiwa House Industry Co. Ltd.	38,000	1,212
	Sekisui Chemical Co. Ltd.	81,300	1,209
	Marui Group Co. Ltd.	61,400	1,190
	FUJIFILM Holdings Corp.	30,300	1,175
	Omron Corp.	29,800	1,080
	ITOCHU Corp.	63,200	1,073
	Maeda Corp.	113,400	1,059
	Toray Industries Inc.	149,200	1,055
	TDK Corp.	14,900	1,043
	NEC Corp.	34,000	1,011
	SCSK Corp.	28,000	992
	Inpex Corp.	111,100	984
	AEON Financial Service Co. Ltd.	55,300	981
	Tohoku Electric Power Co. Inc.	73,500	968
	Toyo Suisan Kaisha Ltd.	27,500	958

	Daifuku Co. Ltd.	20,200	916
	Tokyo Gas Co. Ltd.	35,400	895
	Nippon Television Holdings Inc.	60,070	884
	Nomura Co. Ltd.	38,100	873
	Toyo Seikan Group Holdings Ltd.	37,600	861
	Sumitomo Electric Industries Ltd.	60,200	797
	Otsuka Holdings Co. Ltd.	19,100	780
	Suntory Beverage & Food Ltd.	17,200	777
	Casio Computer Co. Ltd.	64,800	768
	Nomura Holdings Inc.	194,800	738
	Ryohin Keikaku Co. Ltd.	3,000	728
	Isetan Mitsukoshi Holdings Ltd.	65,500	724
^	Yamada Denki Co. Ltd.	149,900	720
	Matsumotokiyoshi Holdings Co. Ltd.	22,500	692
	Shimizu Corp.	84,600	688
*	Renesas Electronics Corp.	148,300	674
	Yamato Holdings Co. Ltd.	24,200	663
	Fukuoka Financial Group Inc.	32,100	651
	Subaru Corp.	30,000	641
	Obic Co. Ltd.	8,100	625
	Sawai Pharmaceutical Co. Ltd.	12,900	614
	Sega Sammy Holdings Inc.	43,100	601
	SHO-BOND Holdings Co. Ltd.	7,900	586
	LIXIL Group Corp.	47,100	584
	TechnoPro Holdings Inc.	14,000	575
	Senko Group Holdings Co. Ltd.	73,100	556
	Ushio Inc.	49,600	525
	Azbil Corp.	25,200	498
	Mitsubishi Heavy Industries Ltd.	13,500	484
	Kansai Electric Power Co. Inc.	31,400	471
	Takeda Pharmaceutical Co. Ltd.	13,300	451
	Hoshizaki Corp.	7,100	431
	Toyota Industries Corp.	9,300	428
	Mitsubishi Logistics Corp.	17,100	389
	Nippon Suisan Kaisha Ltd.	66,500	371
	Aeon Delight Co. Ltd.	10,900	364
	MediPal Holdings Corp.	13,700	293
	Onward Holdings Co. Ltd.	46,200	248
	Tokyo Electron Ltd.	2,100	236
^	Hirata Corp.	4,800	213
			383,424
Kenya (0.0%)
	East African Breweries Ltd.	977,797	1,682

Mexico (0.3%)
*	Genomma Lab Internacional SAB de CV Class B	5,378,188	3,194
	Gentera SAB de CV	4,152,647	3,060
2	Nemak SAB de CV	2,955,456	2,203
	Grupo Lala SAB de CV	2,017,890	2,166
	Grupo Televisa SAB ADR	164,053	2,064
	Grupo Financiero Inbursa SAB de CV	1,147,194	1,651
	Industrias Bachoco SAB de CV Class B	249,580	819
			15,157
Netherlands (1.4%)
	Unilever NV	652,070	35,324
2	Signify NV	754,340	17,647

	Heineken NV	41,591	3,676
	Akzo Nobel NV	31,604	2,545
	Koninklijke Ahold Delhaize NV	99,323	2,509
	Koninklijke Philips NV	59,875	2,099
	Koninklijke KPN NV	606,686	1,772
	Boskalis Westminster	43,674	1,084
	ASML Holding NV	5,112	801
	Randstad NV	10,142	465
*,2	Takeaway.com NV	2,405	163
			68,085
New Zealand (0.0%)
	Spark New Zealand Ltd.	448,981	1,252
	SKY Network Television Ltd.	553,295	688
			1,940
Norway (0.6%)
	Schibsted ASA Class A	534,901	17,971
	Schibsted ASA Class B	301,504	9,172
	Equinor ASA	68,660	1,456
	DNB ASA	59,524	956
	Oslo Bors VPS Holding ASA	2,438	39
			29,594
Other (0.2%)
3	Vanguard FTSE Emerging Markets ETF	307,473	11,715

Peru (0.0%)
	Cia de Minas Buenaventura SAA ADR	107,636	1,746

Philippines (0.0%)
	PLDT Inc.	45,645	980
	Lopez Holdings Corp.	4,077,049	309
			1,289
Poland (0.0%)
^	Eurocash SA	237,562	1,120

Russia (0.8%)
	Sberbank of Russia PJSC ADR	1,665,283	18,237
*	Mail.Ru Group Ltd. GDR	383,224	9,029
	PhosAgro PJSC GDR	202,338	2,583
	Lukoil PJSC ADR	29,413	2,106
*	Yandex NV Class A	74,459	2,036
*	Global Ports Investments plc GDR	706,067	1,616
	Globaltrans Investment plc GDR	127,359	1,152
	Magnit PJSC	22,060	1,109
			37,868
Singapore (0.3%)
	Great Eastern Holdings Ltd.	192,700	3,500
	Delfi Ltd.	2,998,000	2,914
	United Overseas Bank Ltd.	136,300	2,466
	Haw Par Corp. Ltd.	133,641	1,180
	DBS Group Holdings Ltd.	65,600	1,141
	GL Ltd.	1,021,100	551
	United Industrial Corp. Ltd.	143,900	288
			12,040
South Africa (2.2%)
	Naspers Ltd.	435,558	87,206

	Tiger Brands Ltd.	223,530	4,251
	Telkom SA SOC Ltd.	947,779	4,174
	Anglo American Platinum Ltd.	106,222	3,960
	Raubex Group Ltd.	1,023,851	1,208
	Cie Financiere Richemont SA (Johannesburg Shares)	183,440	1,195
*	Grindrod Ltd.	2,180,658	935
	Old Mutual Ltd.	507,930	789
	Tsogo Sun Holdings Ltd.	520,033	777
	Nedbank Group Ltd.	16,313	311
			104,806
South Korea (1.2%)
	Samsung Electronics Co. Ltd.	840,107	29,246
	Shinhan Financial Group Co. Ltd.	178,697	6,336
	Samsung Fire & Marine Insurance Co. Ltd.	20,945	5,037
	LG Corp.	53,781	3,368
	Hyundai Motor Co.	22,591	2,398
	SK Hynix Inc.	42,574	2,321
*	KT Corp. ADR	149,919	2,132
	S-1 Corp.	19,969	1,794
	Lotte Shopping Co. Ltd.	9,047	1,708
	Hana Financial Group Inc.	48,793	1,587
	KT Corp.	52,767	1,407
	GS Home Shopping Inc.	6,448	1,036
			58,370
Spain (0.1%)
	Viscofan SA	27,488	1,516
	Bankia SA	479,705	1,403
2	Gestamp Automocion SA	172,378	980
	Acerinox SA	82,884	822
*	Ferrovial SA	18,733	379
	Banco Santander SA	59,850	272
	Mediaset Espana Comunicacion SA	38,917	245
			5,617
Sweden (1.6%)
	Svenska Handelsbanken AB Class A	2,503,723	27,856
*	Atlas Copco AB Class B	802,643	17,588
*	Epiroc AB Class B	1,472,529	13,144
*	Spotify Technology SA	77,653	8,814
	Assa Abloy AB Class B	248,210	4,445
	Sandvik AB	144,628	2,072
	Millicom International Cellular SA	22,398	1,417
*	Nordea Bank Abp	165,233	1,391
	Modern Times Group MTG AB Class B	33,417	1,107
	Swedish Match AB	23,756	935
			78,769
Switzerland (3.1%)
	Cie Financiere Richemont SA	504,773	32,551
	Nestle SA	364,689	29,599
	Schindler Holding AG	138,351	27,470
	Novartis AG	245,538	21,029
	Roche Holding AG	66,047	16,397
	Geberit AG	32,309	12,582
	Kuehne & Nagel International AG	33,351	4,293
	Adecco Group AG	55,056	2,588
	UBS Group AG	145,655	1,817
	Logitech International SA	56,613	1,788

	Sonova Holding AG	7,417	1,220
	DKSH Holding AG	16,512	1,142
	Helvetia Holding AG	954	558
	Belimo Holding AG	23	92
			153,126
Taiwan (1.2%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	759,569	28,036
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,545,577	11,223
	Delta Electronics Inc.	892,488	3,756
	Yungtay Engineering Co. Ltd.	1,933,000	3,719
	Teco Electric and Machinery Co. Ltd.	3,850,190	2,191
*	PChome Online Inc.	509,510	2,093
*	HTC Corp.	1,806,000	2,069
	Giant Manufacturing Co. Ltd.	418,469	1,964
	Chroma ATE Inc.	390,000	1,499
	Merida Industry Co. Ltd.	145,042	650
	TOPBI International Holdings Ltd.	123,500	333
	Sunrex Technology Corp.	1	—
			57,533
Thailand (0.1%)
	Bangkok Bank PCL (Foreign)	474,100	3,017
	Kasikornbank PCL (Foreign)	259,000	1,474
*	BEC World PCL (Foreign)	2,088,200	309
	Lanna Resources PCL	133,800	48
			4,848
Turkey (0.1%)
	Turkiye Garanti Bankasi AS	1,785,979	2,677
	Ulker Biskuvi Sanayi AS	341,727	947
			3,624
United Kingdom (5.6%)
	Prudential plc	3,276,693	58,511
*	BHP Group plc	1,283,350	27,119
	Reckitt Benckiser Group plc	328,000	25,117
	Spectris plc	399,974	11,624
	Hays plc	5,949,707	10,621
*	Just Eat plc	1,139,609	8,522
	GlaxoSmithKline plc	438,642	8,360
	WPP plc	592,852	6,452
	Intertek Group plc	100,967	6,180
	Compass Group plc	249,417	5,249
2	Auto Trader Group plc	841,938	4,886
	Rightmove plc	838,374	4,620
	BP plc	697,115	4,407
	Unilever plc	79,347	4,166
	Bunzl plc	130,891	3,953
	Standard Chartered plc	494,123	3,840
	Diageo plc	106,495	3,806
	RELX plc	166,935	3,442
	HomeServe plc	303,356	3,351
2	Merlin Entertainments plc	737,201	2,986
	3i Group plc	295,778	2,919
	Glencore plc	748,224	2,782
	Experian plc	112,034	2,716
	SSP Group plc	328,622	2,713
	DCC plc	31,223	2,382
	Rolls-Royce Holdings plc	215,125	2,266

	Anglo American plc Ordinary Shares	94,160	2,109
	Admiral Group plc	79,610	2,077
	ITV plc	1,277,479	2,033
	Royal Dutch Shell plc Class A	67,905	2,001
	Barclays plc	1,045,900	2,001
	G4S plc	759,414	1,917
	Rio Tinto plc	38,387	1,838
	Antofagasta plc	183,346	1,834
	Royal Dutch Shell plc Class B	60,063	1,796
	BAE Systems plc	305,999	1,790
	Carnival plc	33,653	1,616
	Lloyds Banking Group plc	2,328,581	1,535
	Informa plc	189,998	1,525
	WH Smith plc	68,106	1,494
2	ConvaTec Group plc	695,127	1,231
*	Serco Group plc	994,477	1,212
	GVC Holdings plc	134,735	1,157
	IG Group Holdings plc	156,707	1,139
	Inchcape plc	153,332	1,079
	easyJet plc	76,410	1,077
	TUI AG (London Shares)	73,823	1,061
*	Provident Financial plc	142,782	1,046
	St. James’s Place plc	81,361	980
*	Capita plc	653,484	937
*	Georgia Capital plc	71,257	926
	DS Smith plc	235,011	896
	International Personal Finance plc	337,850	881
	Tesco plc	348,507	845
	Jupiter Fund Management plc	200,093	753
	John Wood Group plc	116,102	747
	Smith & Nephew plc	37,902	709
	Thomas Cook Group plc	1,548,171	609
	Daily Mail & General Trust plc	80,765	592
	National Grid plc	60,472	592
	Vodafone Group plc	296,223	576
	Pagegroup plc	94,542	543
	Close Brothers Group plc	28,237	518
	Barratt Developments plc	82,555	487
	Devro plc	224,959	460
	National Express Group plc	93,200	445
	British American Tobacco plc	13,412	427
	Rotork plc	123,112	389
	IMI plc	30,003	361
	Rathbone Brothers plc	11,779	352
	Playtech plc	68,249	335
	Pets at Home Group plc	219,891	324
2	McCarthy & Stone plc	181,888	321
2	Non-Standard Finance plc	375,647	316
	Petrofac Ltd.	42,266	257
	Moneysupermarket.com Group plc	39,337	138
			273,274
United States (46.3%)
Communication Services (4.4%)
*	Alphabet Inc. Class C	69,423	71,895
*	Facebook Inc. Class A	363,018	47,588
*	Alphabet Inc. Class A	30,237	31,597
*,^	Zillow Group Inc. Class C	548,498	17,322

	Omnicom Group Inc.	208,635	15,280
*	Netflix Inc.	53,267	14,257
*	Electronic Arts Inc.	63,506	5,011
	Activision Blizzard Inc.	105,492	4,913
	Entercom Communications Corp. Class A	767,591	4,383
*	Zillow Group Inc. Class A	44,560	1,401
			213,647
Consumer Discretionary (6.7%)
*	Amazon.com Inc.	60,490	90,854
*	Booking Holdings Inc.	17,158	29,553
	Service Corp. International	672,935	27,092
	Royal Caribbean Cruises Ltd.	252,251	24,668
*	GrubHub Inc.	302,463	23,232
*,^	Tesla Inc.	69,064	22,985
	McDonald’s Corp.	116,896	20,757
*	CarMax Inc.	234,320	14,699
*	Chipotle Mexican Grill Inc. Class A	28,446	12,283
*	Chegg Inc.	406,128	11,542
	TJX Cos. Inc.	235,248	10,525
*	AutoZone Inc.	10,857	9,102
	Harley-Davidson Inc.	188,660	6,437
	Wolverine World Wide Inc.	173,656	5,538
*	Ulta Beauty Inc.	21,452	5,252
^	Williams-Sonoma Inc.	84,397	4,258
*	eBay Inc.	105,714	2,967
*	Visteon Corp.	46,310	2,792
			324,536
Consumer Staples (3.8%)
	Procter & Gamble Co.	412,650	37,931
	Hershey Co.	278,594	29,860
	Coca-Cola Co.	608,399	28,808
	Archer-Daniels-Midland Co.	625,841	25,641
	Colgate-Palmolive Co.	361,173	21,497
	Bunge Ltd.	281,164	15,025
	Costco Wholesale Corp.	53,533	10,905
	Kimberly-Clark Corp.	73,246	8,345
	PepsiCo Inc.	70,257	7,762
			185,774
Energy (1.3%)
	Apache Corp.	1,347,206	35,364
	EOG Resources Inc.	264,205	23,041
	National Oilwell Varco Inc.	235,903	6,063
	TechnipFMC plc	16,409	330
			64,798
Financials (10.1%)
	Moody’s Corp.	333,528	46,707
	Travelers Cos. Inc.	307,802	36,859
*	Markel Corp.	35,138	36,475
	US Bancorp	682,092	31,172
	MarketAxess Holdings Inc.	138,379	29,241
	Arthur J Gallagher & Co.	391,512	28,855
*	First Republic Bank	328,231	28,523
	Wells Fargo & Co.	579,727	26,714
*	Berkshire Hathaway Inc. Class B	116,810	23,850
	Loews Corp.	498,019	22,670
	American Express Co.	224,883	21,436

	Aflac Inc.	468,906	21,363
	Hartford Financial Services Group Inc.	454,956	20,223
	TD Ameritrade Holding Corp.	405,964	19,876
	Chubb Ltd.	133,627	17,262
	Jefferies Financial Group Inc.	785,132	13,630
	Interactive Brokers Group Inc.	243,721	13,319
	Bank of New York Mellon Corp.	251,252	11,826
*,^	LendingTree Inc.	47,785	10,492
	Alleghany Corp.	16,794	10,468
	Willis Towers Watson plc	47,170	7,163
	RenaissanceRe Holdings Ltd.	35,755	4,781
	Axis Capital Holdings Ltd.	78,868	4,073
	T. Rowe Price Group Inc.	40,253	3,716
	M&T Bank Corp.	23,859	3,415
			494,109
Health Care (7.0%)
	Anthem Inc.	247,406	64,976
	Johnson & Johnson	430,847	55,601
*	Waters Corp.	252,791	47,689
	Merck & Co. Inc.	507,313	38,764
	ResMed Inc.	263,200	29,971
	Thermo Fisher Scientific Inc.	128,514	28,760
*	Seattle Genetics Inc.	359,734	20,383
*	Myriad Genetics Inc.	551,510	16,032
	Bristol-Myers Squibb Co.	175,217	9,108
	Baxter International Inc.	132,830	8,743
*	Alnylam Pharmaceuticals Inc.	110,005	8,020
*	Novocure Ltd.	199,526	6,680
*	Globus Medical Inc.	154,199	6,674
			341,401
Industrials (4.3%)
	CH Robinson Worldwide Inc.	385,612	32,426
*	Verisk Analytics Inc. Class A	189,866	20,703
*	Kirby Corp.	306,849	20,669
	United Parcel Service Inc. Class B	166,733	16,261
	Wabtec Corp.	227,709	15,997
	Union Pacific Corp.	100,411	13,880
	3M Co.	72,187	13,755
	United Technologies Corp.	112,269	11,954
*	Stericycle Inc.	306,286	11,238
	Expeditors International of Washington Inc.	154,858	10,544
	Fastenal Co.	171,637	8,975
*	NOW Inc.	704,343	8,199
*	SiteOne Landscape Supply Inc.	146,320	8,087
*	Clean Harbors Inc.	116,452	5,747
	PACCAR Inc.	86,064	4,918
	Lincoln Electric Holdings Inc.	52,709	4,156
*	Univar Inc.	158,916	2,819
			210,328
Information Technology (6.5%)
	Mastercard Inc. Class A	248,969	46,968
	Visa Inc. Class A	338,721	44,691
	Oracle Corp.	988,312	44,622
	Intel Corp.	756,583	35,506
	Texas Instruments Inc.	279,533	26,416
	Paychex Inc.	221,489	14,430

	Analog Devices Inc.			156,955	13,471
	Applied Materials Inc.			401,092	13,132
	Teradyne Inc.			411,830	12,923
	Maxim Integrated Products Inc.			247,989	12,610
	Xilinx Inc.			137,122	11,679
*	PayPal Holdings Inc.			130,512	10,975
	Accenture plc Class A			60,674	8,556
	Dolby Laboratories Inc. Class A			131,723	8,146
	TE Connectivity Ltd.			80,504	6,089
*	Advanced Micro Devices Inc.			239,667	4,424
*	IPG Photonics Corp.			29,045	3,290
					317,928
Materials (1.6%)
	Martin Marietta Materials Inc.			159,089	27,343
	Linde plc			118,670	18,517
	PPG Industries Inc.			146,376	14,964
	Albemarle Corp.			130,864	10,086
*	Axalta Coating Systems Ltd.			303,563	7,109
					78,019
Other (0.0%)
*,§	Sun-Times Media Group Inc. Class A			130,959	—

Real Estate (0.6%)
	Rayonier Inc.			435,475	12,058
	Weyerhaeuser Co.			440,152	9,622
*	Howard Hughes Corp.			96,212	9,392
					31,072
Total United States					2,261,612
Total Common Stocks (Cost $4,306,885)					4,670,866
		Coupon
Temporary Cash Investments (4.6%)[1]
Money Market Fund (4.3%)
4,5	Vanguard Market Liquidity Fund	2.530%		2,109,975	210,997

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.3%)
6	United States Treasury Bill	2.199%	1/24/19	2,000	1,997
6	United States Treasury Bill	2.435%	4/11/19	4,500	4,470
6	United States Treasury Bill	2.480%	5/9/19	1,000	992
6	United States Treasury Bill	2.497%	5/23/19	5,000	4,953
					12,412
Total Temporary Cash Investments (Cost $223,391)					223,409
Total Investments (100.3%) (Cost $4,530,276)					4,894,275
Other Assets and Liabilities-Net (-0.3%)[6]					(13,892)
Net Assets (100%)					4,880,383

*  Non-income-producing security.

^  Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $29,945,000.

§  Security value determined using significant unobservable inputs.

1     The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 98.0% and 2.3%, respectively, of net assets.

2     Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, the aggregate value of these securities was $30,733,000, representing 0.6% of net assets.

3     Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.

4     Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

5     Includes $31,056,000 of collateral received for securities on loan.

6     Securities with a value of $7,088,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.

GDR—Global Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2019	641	80,292	(236)
Dow Jones EURO STOXX 50 Index	March 2019	329	11,211	(245)
Topix Index	March 2019	57	7,767	(435)
FTSE 100 Index	March 2019	89	7,554	(71)
S&P ASX 200 Index	March 2019	33	3,231	11
				(976)

Forward Currency Contracts

		Contract Amount (000)
Counterparty	Contract Settlement Date		Receive		Deliver	Unrealized Appreciation (Depreciation) ($000)
Morgan Stanley Capital Services LLC	3/20/19	EUR	9,999	USD	11,546	(13)
Morgan Stanley Capital Services LLC	3/12/19	JPY	899,730	USD	8,004	252
Barclays Bank plc	3/20/19	GBP	5,983	USD	7,614	41
Morgan Stanley Capital Services LLC	3/26/19	AUD	4,571	USD	3,262	(38)
						242

AUD—Australian dollar.

EUR—euro.

GBP—British pound.

JPY—Japanese yen.

USD—U.S. dollar.

Global Equity Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the

Global Equity Fund

net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of December 31, 2018, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks—International	379,366	2,029,888	—
Common Stocks—United States	2,261,282	330	—
Temporary Cash Investments	210,997	12,412	—
Futures Contracts—Assets[1]	1,179	—	—
Futures Contracts—Liabilities[1]	(38)	—	—
Forward Currency Contracts—Assets	—	293	—
Forward Currency Contracts—Liabilities	—	(51)	—
Total	2,852,786	2,042,872	—

1 Represents variation margin on the last day of the reporting period.

Securities in certain countries may transfer between Level 1 and Level 2 because of differences in stock market closure times that may result from transitions between standard and daylight saving time in those countries and the United States. Based on values on the date of transfer, securities valued at $92,576,000 based on Level 2 inputs were transferred from Level 1 during the fiscal period.

Global Equity Fund

E. Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:

		Current Period Transactions
	Sept. 30, 2018 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Net Realized Gain (Loss) ($000)	Change in Net Unrealized App.(Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2018 Market Value ($000)
Vanguard FTSE Emerging Markets ETF	21,093	4,769	12,836	(1,081)	(230)	324	—	11,715
Vanguard Market Liquidity Fund	256,293	NA1	NA1	(10)	25	1,092	—	210,997
Total	277,386			(1,091)	(205)	1,416	—	222,712

1	Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Strategic Small-Cap Equity Fund

Schedule of Investments (unaudited)

As of December 31, 2018

		Shares	Market Value ($000)
Common Stocks (99.9%)[1]
Communication Services (3.7%)
*	Glu Mobile Inc.	1,487,666	12,005
	World Wrestling Entertainment Inc. Class A	156,212	11,672
	Match Group Inc.	147,301	6,300
^	AMC Entertainment Holdings Inc. Class A	439,324	5,395
*	Boingo Wireless Inc.	245,195	5,044
	Gannett Co. Inc.	590,381	5,036
*	Vonage Holdings Corp.	481,796	4,206
*	Yelp Inc. Class A	45,710	1,599
*	MSG Networks Inc.	39,923	941
			52,198
Consumer Discretionary (11.7%)
*	Deckers Outdoor Corp.	93,273	11,934
*,^	RH	90,490	10,842
*	Crocs Inc.	412,696	10,722
	Abercrombie & Fitch Co.	510,999	10,246
	American Eagle Outfitters Inc.	494,255	9,554
	BJ’s Restaurants Inc.	170,271	8,611
*	Urban Outfitters Inc.	259,052	8,600
^	Brinker International Inc.	192,756	8,477
	Bloomin’ Brands Inc.	465,185	8,322
	Ruth’s Hospitality Group Inc.	297,928	6,772
*	Etsy Inc.	140,159	6,667
	Tailored Brands Inc.	459,184	6,263
*	Chegg Inc.	219,563	6,240
*	Weight Watchers International Inc.	153,837	5,930
*	Planet Fitness Inc. Class A	73,167	3,923
*	Cooper-Standard Holdings Inc.	57,969	3,601
*	Visteon Corp.	53,564	3,229
	Dine Brands Global Inc.	43,139	2,905
*	Stoneridge Inc.	116,060	2,861
	Movado Group Inc.	83,930	2,654
*	American Axle & Manufacturing Holdings Inc.	221,794	2,462
	Shoe Carnival Inc.	68,772	2,305
*	Conn’s Inc.	120,856	2,279
*	Penn National Gaming Inc.	120,122	2,262
	Churchill Downs Inc.	9,260	2,259
*	Fossil Group Inc.	130,584	2,054
	Tenneco Inc. Class A	68,445	1,875
	Callaway Golf Co.	110,035	1,684
	Columbia Sportswear Co.	18,799	1,581
	Signet Jewelers Ltd.	43,895	1,395
*	G-III Apparel Group Ltd.	44,736	1,248
*	SeaWorld Entertainment Inc.	51,488	1,137
*	Burlington Stores Inc.	6,864	1,117
*	Vitamin Shoppe Inc.	234,692	1,112
*	Cavco Industries Inc.	7,488	976
	Oxford Industries Inc.	12,490	887
^	Buckle Inc.	42,747	827

*	Hibbett Sports Inc.	36,136	517
			166,330
Consumer Staples (3.1%)
*	Boston Beer Co. Inc. Class A	37,903	9,129
	Cal-Maine Foods Inc.	197,193	8,341
	Medifast Inc.	61,865	7,734
*	BJ’s Wholesale Club Holdings Inc.	163,575	3,625
*	USANA Health Sciences Inc.	26,483	3,118
	Ingles Markets Inc. Class A	111,946	3,047
	Calavo Growers Inc.	35,502	2,590
*	Chefs’ Warehouse Inc.	64,266	2,055
*	Performance Food Group Co.	61,701	1,991
*	TreeHouse Foods Inc.	22,068	1,119
*	Simply Good Foods Co.	53,530	1,012
*	Freshpet Inc.	23,481	755
			44,516
Energy (4.1%)
	PBF Energy Inc. Class A	295,930	9,668
*	Whiting Petroleum Corp.	335,100	7,603
*	Denbury Resources Inc.	3,906,490	6,680
*	W&T Offshore Inc.	1,560,146	6,428
*	Renewable Energy Group Inc.	247,152	6,352
*	California Resources Corp.	317,410	5,409
	SM Energy Co.	235,138	3,640
*	CONSOL Energy Inc.	104,018	3,298
*	Carrizo Oil & Gas Inc.	207,478	2,342
	Arch Coal Inc. Class A	26,694	2,215
	Mammoth Energy Services Inc.	48,807	878
*	Exterran Corp.	40,619	719
*	REX American Resources Corp.	10,210	695
*	SEACOR Holdings Inc.	17,578	650
*	ProPetro Holding Corp.	51,821	639
	Archrock Inc.	74,558	559
			57,775
Financials (17.2%)
	LPL Financial Holdings Inc.	204,145	12,469
	Assured Guaranty Ltd.	285,549	10,931
	TCF Financial Corp.	515,415	10,045
	American Equity Investment Life Holding Co.	321,886	8,994
	First BanCorp	1,042,313	8,964
	Webster Financial Corp.	181,787	8,960
	Primerica Inc.	91,655	8,956
*	NMI Holdings Inc. Class A	487,401	8,700
	Walker & Dunlop Inc.	200,213	8,659
	International Bancshares Corp.	239,868	8,251
	Umpqua Holdings Corp.	514,585	8,182
	BankUnited Inc.	267,243	8,001
	Synovus Financial Corp.	249,129	7,970
	Universal Insurance Holdings Inc.	209,214	7,933
	Federal Agricultural Mortgage Corp.	128,668	7,777
*	Green Dot Corp. Class A	92,928	7,390
	Nelnet Inc. Class A	137,698	7,207
	Cadence BanCorp Class A	406,032	6,813
	First Citizens BancShares Inc. Class A	15,799	5,957
*	Axos Financial Inc.	228,963	5,765
	Popular Inc.	118,428	5,592

	Cathay General Bancorp	165,460	5,548
	FirstCash Inc.	70,039	5,067
	Greenhill & Co. Inc.	183,484	4,477
*	Credit Acceptance Corp.	11,594	4,426
*	Enova International Inc.	222,485	4,330
	Legg Mason Inc.	156,642	3,996
	Radian Group Inc.	230,432	3,770
	Washington Federal Inc.	137,048	3,661
	Hancock Whitney Corp.	92,509	3,205
	Virtu Financial Inc. Class A	115,333	2,971
	BancorpSouth Bank	106,807	2,792
	Hanover Insurance Group Inc.	23,363	2,728
*	Flagstar Bancorp Inc.	102,277	2,700
	BOK Financial Corp.	34,416	2,524
	First Financial Bancorp	93,958	2,229
*	Ambac Financial Group Inc.	120,901	2,084
	First Interstate BancSystem Inc. Class A	50,278	1,838
	Kemper Corp.	26,209	1,740
	Houlihan Lokey Inc. Class A	46,460	1,710
*	OneMain Holdings Inc.	67,108	1,630
	United Bankshares Inc.	39,861	1,240
	Mercury General Corp.	23,606	1,221
	LegacyTexas Financial Group Inc.	32,947	1,057
	Community Bank System Inc.	15,670	914
*	Western Alliance Bancorp	23,052	910
*	MGIC Investment Corp.	82,668	865
*	EZCORP Inc. Class A	92,366	714
	TrustCo Bank Corp. NY	60,090	412
			244,275
Health Care (13.3%)
*	Haemonetics Corp.	128,204	12,827
*	Charles River Laboratories International Inc.	105,335	11,922
*	Amedisys Inc.	96,476	11,298
*	Vanda Pharmaceuticals Inc.	376,919	9,849
	Bruker Corp.	322,117	9,589
	Encompass Health Corp.	136,629	8,430
*	Enanta Pharmaceuticals Inc.	118,453	8,390
*	STAAR Surgical Co.	243,240	7,762
*	Myriad Genetics Inc.	253,711	7,375
*	Tenet Healthcare Corp.	419,757	7,195
*	Tandem Diabetes Care Inc.	187,337	7,113
*	Veeva Systems Inc. Class A	79,373	7,090
*	Inogen Inc.	56,971	7,074
*	Integer Holdings Corp.	87,144	6,646
*	Endo International plc	825,578	6,027
*	Acorda Therapeutics Inc.	362,895	5,654
*	Tivity Health Inc.	225,632	5,598
*	Halozyme Therapeutics Inc.	371,202	5,431
*	PRA Health Sciences Inc.	58,240	5,356
*	Genomic Health Inc.	65,570	4,223
*	ImmunoGen Inc.	854,990	4,104
*	Spectrum Pharmaceuticals Inc.	434,495	3,802
	Chemed Corp.	12,779	3,620
*	Addus HomeCare Corp.	49,492	3,360
*,^	Novavax Inc.	1,419,668	2,612
*	PTC Therapeutics Inc.	59,949	2,057
*	Natera Inc.	140,635	1,963

	Ensign Group Inc.	49,648	1,926
*	Medpace Holdings Inc.	33,884	1,793
*,^	Sorrento Therapeutics Inc.	622,052	1,493
*	REGENXBIO Inc.	31,144	1,306
*	Reata Pharmaceuticals Inc. Class A	22,054	1,237
*	GlycoMimetics Inc.	121,388	1,150
*	Molina Healthcare Inc.	7,833	910
*	CytomX Therapeutics Inc.	58,927	890
*	Assertio Therapeutics Inc.	204,115	737
			187,809
Industrials (14.4%)
*	Generac Holdings Inc.	213,048	10,589
*	FTI Consulting Inc.	154,887	10,322
	GATX Corp.	142,952	10,122
*	Harsco Corp.	452,239	8,981
	SkyWest Inc.	192,743	8,571
*	Continental Building Products Inc.	332,570	8,464
	Terex Corp.	303,242	8,360
	Insperity Inc.	85,310	7,965
*	Vicor Corp.	210,326	7,948
	ArcBest Corp.	224,157	7,680
*	Meritor Inc.	448,580	7,586
	Rush Enterprises Inc. Class A	214,461	7,395
*	Axon Enterprise Inc.	168,848	7,387
*	Aerovironment Inc.	105,349	7,158
	Greenbrier Cos. Inc.	151,772	6,001
*	TriNet Group Inc.	142,381	5,973
	Ennis Inc.	284,242	5,472
	Triton International Ltd.	173,017	5,376
	Global Brass & Copper Holdings Inc.	206,280	5,188
*	SPX Corp.	180,362	5,052
*	Echo Global Logistics Inc.	198,984	4,045
	EMCOR Group Inc.	65,102	3,886
	HEICO Corp. Class A	61,325	3,864
	Quad/Graphics Inc.	262,088	3,229
	Armstrong World Industries Inc.	52,448	3,053
*	PGT Innovations Inc.	191,242	3,031
*	Chart Industries Inc.	45,937	2,987
	Comfort Systems USA Inc.	66,979	2,926
*	SP Plus Corp.	92,213	2,724
	Korn Ferry	68,665	2,715
	McGrath RentCorp	40,216	2,070
*	Atkore International Group Inc.	102,236	2,028
	Simpson Manufacturing Co. Inc.	34,586	1,872
*	NOW Inc.	156,517	1,822
*	Aerojet Rocketdyne Holdings Inc.	45,617	1,607
	Kforce Inc.	50,605	1,565
*	Herc Holdings Inc.	53,534	1,391
	Exponent Inc.	26,316	1,335
	ACCO Brands Corp.	190,623	1,292
*	Clean Harbors Inc.	25,781	1,272
*	SPX FLOW Inc.	36,894	1,122
	H&E Equipment Services Inc.	49,455	1,010
	MSA Safety Inc.	10,533	993
	Advanced Drainage Systems Inc.	38,684	938
			204,367

Information Technology (14.6%)
*	Five9 Inc.	264,209	11,551
*	CACI International Inc. Class A	71,769	10,337
	ManTech International Corp. Class A	190,634	9,969
*	Zebra Technologies Corp.	58,171	9,263
*	Appfolio Inc.	147,780	8,752
*	ePlus Inc.	121,029	8,614
	Booz Allen Hamilton Holding Corp. Class A	190,602	8,590
*	Square Inc.	132,952	7,457
*	Unisys Corp.	634,051	7,374
	Science Applications International Corp.	112,412	7,161
^	Ubiquiti Networks Inc.	71,860	7,144
*	New Relic Inc.	84,914	6,875
*,^	SolarEdge Technologies Inc.	193,497	6,792
*,^	Fitbit Inc. Class A	1,316,086	6,541
*	Advanced Micro Devices Inc.	350,789	6,476
*	Cardtronics plc Class A	220,884	5,743
	Kulicke & Soffa Industries Inc.	241,431	4,894
	Jabil Inc.	195,387	4,844
*	Pure Storage Inc. Class A	285,297	4,588
*	SMART Global Holdings Inc.	144,225	4,283
*	Mellanox Technologies Ltd.	46,337	4,281
*	Workiva Inc.	113,034	4,057
*	Cree Inc.	92,437	3,954
*	Anixter International Inc.	66,793	3,627
*	Twilio Inc. Class A	40,000	3,572
*	Synaptics Inc.	89,095	3,315
	SYNNEX Corp.	39,179	3,167
	TTEC Holdings Inc.	108,302	3,094
	Versum Materials Inc.	104,929	2,909
	Comtech Telecommunications Corp.	118,418	2,882
	MAXIMUS Inc.	42,952	2,796
*	Plexus Corp.	53,429	2,729
*	Avid Technology Inc.	518,993	2,465
*	RingCentral Inc. Class A	26,162	2,157
*,^	SunPower Corp. Class A	422,412	2,099
*	Fabrinet	37,653	1,932
*	Sykes Enterprises Inc.	78,044	1,930
	EVERTEC Inc.	54,548	1,565
*	Aspen Technology Inc.	16,835	1,383
*	Varonis Systems Inc.	20,796	1,100
*	Virtusa Corp.	24,936	1,062
	Plantronics Inc.	27,971	926
*	Infinera Corp.	228,421	911
*	Amkor Technology Inc.	128,825	845
*	Alpha & Omega Semiconductor Ltd.	63,771	650
			206,656
Materials (4.9%)
	Domtar Corp.	224,263	7,878
*,^	Cleveland-Cliffs Inc.	944,834	7,266
	Warrior Met Coal Inc.	296,296	7,144
	Louisiana-Pacific Corp.	298,548	6,634
	Ashland Global Holdings Inc.	92,957	6,596
	Greif Inc. Class A	163,026	6,050
	Huntsman Corp.	266,613	5,143
*	AdvanSix Inc.	187,448	4,562
	Boise Cascade Co.	172,866	4,123

Commercial Metals Co.	192,332	3,081
Mercer International Inc.	227,443	2,375
* Verso Corp.	105,121	2,355
Schnitzer Steel Industries Inc.	105,903	2,282
United States Steel Corp.	66,169	1,207
Carpenter Technology Corp.	27,466	978
Valvoline Inc.	49,577	959
Chemours Co.	26,933	760
		69,393
Real Estate (9.2%)
Life Storage Inc.	129,290	12,023
Rayonier Inc.	343,609	9,515
Ryman Hospitality Properties Inc.	142,581	9,509
Hospitality Properties Trust	397,597	9,495
MGM Growth Properties LLC Class A	317,452	8,384
Xenia Hotels & Resorts Inc.	455,461	7,834
National Health Investors Inc.	100,609	7,600
Uniti Group Inc.	483,310	7,525
EastGroup Properties Inc.	65,404	5,999
Chesapeake Lodging Trust	215,695	5,252
Tier REIT Inc.	247,285	5,101
Sabra Health Care REIT Inc.	305,440	5,034
Medical Properties Trust Inc.	251,228	4,040
CoreCivic Inc.	193,593	3,452
Chatham Lodging Trust	185,610	3,282
Taubman Centers Inc.	58,656	2,668
Getty Realty Corp.	90,548	2,663
Piedmont Office Realty Trust Inc. Class A	155,408	2,648
Ashford Hospitality Trust Inc.	637,176	2,549
One Liberty Properties Inc.	86,383	2,092
EPR Properties	29,376	1,881
DiamondRock Hospitality Co.	193,063	1,753
Hersha Hospitality Trust Class A	97,502	1,710
Universal Health Realty Income Trust	26,888	1,650
SITE Centers Corp.	135,932	1,505
Innovative Industrial Properties Inc.	24,351	1,105
* Forestar Group Inc.	79,372	1,099
Washington Prime Group Inc.	215,515	1,047
GEO Group Inc.	49,505	975
RPT Realty	71,772	858
		130,248
Utilities (3.7%)
Otter Tail Corp.	230,839	11,459
NextEra Energy Partners LP	191,290	8,235
PNM Resources Inc.	196,372	8,069
IDACORP Inc.	84,541	7,867
Clearway Energy Inc.	293,981	5,071
Hawaiian Electric Industries Inc.	116,075	4,251
American States Water Co.	26,318	1,764
Avista Corp.	36,549	1,553
Unitil Corp.	28,271	1,432
ONE Gas Inc.	15,820	1,259
New Jersey Resources Corp.	15,139	691
		51,651
Total Common Stocks (Cost $1,444,609)		1,415,218

		Coupon
Temporary Cash Investments (1.7%)[1]
Money Market Fund (1.7%)
2,3	Vanguard Market Liquidity Fund	2.530%		242,034	24,204

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill	2.280%	2/21/19	500	498
Total Temporary Cash Investments (Cost $24,700)					24,702
Total Investments (101.6%) (Cost $1,469,309)					1,439,920
Other Assets and Liabilities-Net (-1.6%)[3]					(23,320)
Net Assets (100%)					1,416,600

*	Non-income-producing security.

^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $22,875,000.

1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.3% and 1.3%, respectively, of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3	Includes $24,190,000 of collateral received for securities on loan.

4	Securities with a value of $498,000 have been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2019	81	5,463	143

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

Strategic Small-Cap Equity Fund

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of December 31, 2018, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	1,415,218	—	—
Temporary Cash Investments	24,204	498	—
Futures Contracts—Assets[1]	43	—	—
Total	1,439,465	498	—

1 Represents variation margin on the last day of the reporting period.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD HORIZON FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: February 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD HORIZON FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: February 19, 2019

VANGUARD HORIZON FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: February 19, 2019

*By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.